Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Russia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 14.4%
Sberbank of Russia PJSC	19,834,850	$56,296,957
VTB Bank PJSC	8,743,825,016	4,494,375

		60,791,332

Capital Markets — 2.2%
Moscow Exchange MICEX-RTS PJSC	5,744,060	9,293,276

Chemicals — 2.1%
PhosAgro PJSC, GDR(a)	643,585	8,881,473

Electric Utilities — 2.4%
Inter RAO UES PJSC	145,518,000	10,184,432

Food & Staples Retailing — 6.2%
Magnit PJSC, GDR(a)	1,192,429	13,593,691
X5 Retail Group NV, GDR(a)	420,775	12,443,140

		26,036,831

Metals & Mining — 21.0%
Alrosa PJSC	10,294,560	9,618,190
Magnitogorsk Iron & Steel Works PJSC	13,175,800	7,542,751
MMC Norilsk Nickel PJSC	61,097	19,122,746
Novolipetsk Steel PJSC	5,139,450	10,022,623
Polymetal International PLC	726,029	14,527,517
Polyus PJSC	99,955	16,516,904
Severstal PAO	824,104	10,903,086

		88,253,817

Oil, Gas & Consumable Fuels — 45.8%
Gazprom PJSC	24,362,293	68,957,450
LUKOIL PJSC	852,425	63,261,028
Novatek PJSC, GDR(a)	124,264	17,981,001
Rosneft Oil Co. PJSC, GDR(a)	840,350	4,373,181
Rosneft Oil Co. PJSC	1,868,800	9,952,295
Surgutneftegas PJSC	17,607,254	9,872,749

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Tatneft PJSC	2,436,713	$18,350,911

		192,748,615

Wireless Telecommunication Services — 3.1%
Mobile TeleSystems PJSC, ADR	1,467,618	13,047,124

Total Common Stocks — 97.2% (Cost: $405,263,446)		409,236,900

Preferred Stocks

Oil, Gas & Consumable Fuels — 2.1%
Surgutneftegas PJSC, Preference Shares, NVS	17,595,974	8,820,249

Total Preferred Stocks — 2.1% (Cost: $9,767,116)		8,820,249

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(b)(c)	770,000	770,000

Total Short-Term Investments — 0.2% (Cost: $770,000)		770,000

Total Investments in Securities — 99.5% (Cost: $415,800,562)		418,827,149

Other Assets, Less Liabilities — 0.5%		2,106,859

Net Assets — 100.0%		$420,934,008

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	653,000	117,000	770,000	$770,000	$15,424	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	67	06/19/20	$3,125	$91,264

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Russia ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$409,236,900	$—	$—	$409,236,900
Preferred Stocks	8,820,249	—	—	8,820,249
Money Market Funds	770,000	—	—	770,000

	$418,827,149	$—	$—	$418,827,149

Derivative financial instruments(a)
Assets
Futures Contracts	$91,264	$—	$—	$91,264

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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